NYSE

15005694

Received SEC
MAY 18 2015
Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 18, 2015

001-35542

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C, $1.00 par value per share of Customers Bancorp, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte

An Intercontinental Exchange Company